Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	December 31
	2023	2022

Balance in USD	4,151	24,475
Balance in other currencies	7,715	9,420

	11,866	33,895